Schedule of Warrant Activity (Details) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Number of warrents, outstanding, beginnig balance	1,827,650	91,841	204,855
Weighted average exercise price, outstanding, beginnig balance	6.30	14.88	12.64
Weighted average life, outstanding	4 years 9 months 14 days		1 year 4 months 24 days
Number of warrents, granted		1,827,650
Weighted average exercise price, granted		6.30
Number of warrents, forfeited		(91,841)	(113,014)
Weighted average exercise price, forfeited
Number of warrents, exercised
Weighted average exercise price, exercised
Weighted average life, outstanding, ending balance	4 years 3 months 14 days	4 years 9 months 14 days	4 months 2 days
Weighted average life, granted		5 years
Number of warrents, outstanding, ending balance	1,827,650	1,827,650	91,841
Weighted average exercise price, outstanding, ending balance	6.30	6.30	14.88